Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Janus Henderson AAA CLO ETF | Janus Henderson AAA CLO ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	5.18%	7.41%	8.58%	0.49%	1.35%
Janus Henderson B-BBB CLO ETF | Janus Henderson B-BBB CLO ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	4.61%	11.04%	15.35%
Janus Henderson Corporate Bond ETF | Janus Henderson Corporate Bond ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	7.70%	3.14%	8.49%	(15.71%)
Janus Henderson Emerging Markets Debt Hard Currency ETF | Janus Henderson Corporate Bond ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	14.28%
Janus Henderson Income ETF | Janus Henderson Corporate Bond ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	8.07%
Janus Henderson Mortgage-Backed Securities ETF | Janus Henderson Mortgage-Backed Securities ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	8.67%	1.68%	5.68%	(11.51%)	(0.43%)	6.09%	6.99%
Janus Henderson Securitized Income ETF | Janus Henderson Securitized Income ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	6.66%	7.40%
Janus Henderson Short Duration Income ETF | Janus Henderson Short Duration Income ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	5.45%	6.34%	6.02%	(0.08%)	(0.18%)	3.07%	4.28%	1.58%	2.07%
Janus Henderson U.S. Real Estate ETF | Janus Henderson U.S. Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	3.02%	7.62%	8.73%	(23.30%)
Janus Henderson Mid Cap Growth Alpha ETF | Janus Henderson Mid Cap Growth Alpha ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	5.37%
Janus Henderson Small Cap Growth Alpha ETF | Janus Henderson Small Cap Growth Alpha ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	13.57%	12.40%	29.82%	(28.96%)	2.72%	35.81%	31.06%	(1.45%)	20.54%
Janus Henderson Small/Mid Cap Growth Alpha ETF | Janus Henderson Small/Mid Cap Growth Alpha ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	9.13%	15.13%	26.88%	(23.00%)	8.56%	30.99%	30.21%	(3.94%)	23.97%